NON-CONTROLLING INTEREST (Details 1) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Assets
Current	$ 1,470,630	$ 6,349,663
Assets	12,045,869	15,389,472
Liabilities
Current liabilities	2,670,556	5,805,314
Liabilities	3,054,664	8,319,156
Non-controlling interest		1,786,401	$ 1,838,941
Non-controlling Interests
Assets
Current		33,770
Non-current		3,905,471
Liabilities
Current liabilities		270,362
Non-current		23,163
Net assets		3,645,716
Non-controlling interest		$ 1,786,401